PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in provision for contingencies
Balance at beginning of period	R$ 33,409,871
Establishment of provisions	24,424,205	R$ 25,710,228
Constitution of provisions	24,424,205	25,710,228
Balance at ending of period	33,332,719	33,409,871
Provision for Disputes
Changes in provision for contingencies
Balance at beginning of period	33,409,871
Establishment of provisions	4,605,577
Effects of deconsolidation	(210,891)
Taking Over	122,779
Constitution of provisions	4,605,577
Reversals of provisions	(2,653,485)
Monetary correction	2,207,161
Judicial deposits	74,213
Payments	(4,222,506)
Balance at ending of period	R$ 33,332,719	R$ 33,409,871